Unissued Common Stock for Possible Future Issuance (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 1		$ 1,348,975
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 2		358,579
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 3		0
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 4		75,000
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 5		4,051,986
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 6		4,080,000
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 7		2,382,240
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 8		2,302,240
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 9		56,780
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 10		0
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 11		490,548
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 12		735,822
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 13		8,330,529
Net Loss Per Common Share Unissued Common Stock For Possible Future Issuance 14		7,551,641
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 1	1,367,063
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 2	4,051,986
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 3	1,333,333
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 4	28,965
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 5	490,548
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 6	2,030,835
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 7	436,238
Private Financing, August 2012 Unissued Common Stock For Possible Future Issuance 8	$ 9,738,968